Consolidated Statement of Stockholders Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2018		12,508,011
Balance, amount at Dec. 31, 2018		$ 125	$ 2,663,035	$ (2,663,160)
CBD Capital contribution	$ 500		500
Capital Contributions	16,864	$ 0	16,864	0
Net Loss	(490,235)			(490,235)
Balance, shares at Dec. 31, 2019		12,508,011
Balance, amount at Dec. 31, 2019	(472,871)	$ 125	2,680,399	(3,153,395)
Capital Contributions		$ 0	11,225	0
Net Loss	(1,170,666)			(1,170,666)
CBD Equity	368,296		368,296
Balance, shares at Dec. 31, 2020		12,508,011
Balance, amount at Dec. 31, 2020	(1,264,016)	$ 125	3,059,920	(4,324,061)
Net Loss	(1,568,475)			(1,568,475)
Commitment Shares, amount	388,501	$ 12	388,489
Warrants issued	969,849		969,849
Commitment Shares, shares		116,667
Balance, shares at Mar. 31, 2021		12,624,678
Balance, amount at Mar. 31, 2021	$ (1,474,141)	$ 137	$ 4,418,258	$ (5,892,536)